SHARE-BASED COMPENSATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Six months ended June 30
	2021	2022

	(HK$ in thousands)

Research and development expenses	25,202	69,170
General and administrative expenses	4,924	20,294
Selling and marketing expenses	3,290	7,787
Total share-based compensation expenses	33,416	97,251

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Research and development expenses	49,290	106,395
General and administrative expenses	8,913	30,694
Selling and marketing expenses	6,092	11,616
Total share-based compensation expenses	64,295	148,705

Schedule of the stock option activity under the 2014 and 2019 Share Incentive Plan

		Weighted average
	Options granted	exercise price per
	share number	option (US$)

Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(1,197,536)	0.6469
Forfeited	(303,040)	0.5634
Outstanding at June 30, 2022	11,840,890	0.5627

Outstanding at December 31, 2020	19,042,336	0.5628
Exercised	(2,395,392)	0.4365
Forfeited	(505,360)	0.6572
Outstanding at June 30, 2021	16,141,584	0.5786

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(1,475,848)	0.5996
Forfeited	(347,136)	0.6368
Outstanding at September 30, 2022	11,518,482	0.5645

Outstanding at December 31, 2020	19,042,336	0.5628
Exercised	(4,192,000)	0.3619
Granted	1,080,000	0.0444
Forfeited	(743,998)	0.6548
Outstanding at September 30, 2021	15,186,338	0.5769

Schedule of share options outstanding

	As of December 31, 2021
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	13,341,466	0.5703	3.42	165,157
Exercisable	2,825,014	0.5729	2.85	34,964
Expected to vest	10,516,452	0.5696	3.57	130,193

	As of June 30, 2022
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	11,840,890	0.5627	3.00	64,020
Exercisable	1,654,999	0.5198	2.36	9,019
Expected to vest	10,185,891	0.5697	3.10	55,001

	As of December 31, 2021
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	13,341,466	0.5703	3.42	165,157
Exercisable	2,825,014	0.5729	2.85	34,964
Expected to vest	10,516,452	0.5696	3.57	130,193

	As of September 30, 2022
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousands
Options
Outstanding	11,518,482	0.5645	2.76	51,515
Exercisable	1,653,781	0.4808	2.51	7,535
Expected to vest	9,864,701	0.5786	2.80	43,980

Schedule of fair value of options granted using the binomial option pricing model

	Nine months ended September 30,
	2021	2022
Risk-free interest rate	0.09%-0.89%	NA
Expected term (in years)	5.00	NA
Expected dividend yield	0%	NA
Expected volatility	40%	NA
Expected forfeiture rate (post-vesting)	15%	NA

Schedule of activities of the restricted share units granted to employees under the plan

		Weighted - average grant
		date fair value per
	Shares awarded number	share(US$)

Outstanding at December 31, 2021	16,961,864	5.6793
Granted	48,000	5.4125
Forfeited	(1,152,240)	5.0585
Outstanding at June 30, 2022	15,857,624	5.7236

Outstanding at December 31, 2020	6,067,400	4.6827
Forfeited	(171,200)	4.7350
Outstanding at June 30, 2021	5,896,200	4.6812

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at December 31, 2021	16,961,864	5.6793
Vested	(134,600)	20.1363
Granted	2,827,320	5.4125
Forfeited	(1,355,240)	5.3584
Outstanding at September 30, 2022	18,299,344	5.5555

Outstanding at December 31, 2020	6,067,400	4.6827
Granted	837,072	20.1363
Forfeited	(231,680)	4.7350
Outstanding at September 30, 2021	6,672,792	6.6195